Other investments (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 CAD ($)
Statement [Line Items]
Secured note receivable	$ 0
Highland Copper [Member]
Statement [Line Items]
Secured note receivable	$ 10,000
Copperwood project [Member] | Bottom of range [Member] | Highland Copper [Member]
Statement [Line Items]
Net smelter return	1.50%
Copperwood project [Member] | Top of range [Member] | Highland Copper [Member]
Statement [Line Items]
Net smelter return	3.00%
White Pine project [Member]
Statement [Line Items]
Net smelter return	1.50%
27 Exploration prorperties [Member]
Statement [Line Items]
Net smelter return	2.00%